GENERAL	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

Jacada Ltd. ("Jacada") and its subsidiaries (collectively - "the Company") develop, market and support unified service desktop and process optimization solutions that simplify and automate customer service processes. The Company generates revenues from licensing its software products and from services such as implementation and customization, consulting, training and maintenance and support.

The Company's products help companies improve their contact center operations and provide their customer with a consistent experience across all channels, including voice, mobile and IVR. Those solutions are uniquely able to solve several business problems that lead to poor customer interactions, as they offer an end-to-end unified desktop, process guidance platforms and solutions to connect between self-service and assisted service channels.

Jacada Ltd.'s wholly-owned subsidiaries include Jacada, Inc., a corporation organized under the laws of the state of Delaware, and Jacada (Europe) Limited, a company organized under the laws of England. Jacada (Europe) Limited owns 100% of the stock of Jacada Deutschland GmbH, a limited liability company organized under the laws of Germany. The majority of the Company's sales are made in North America and Europe.

On October 2, 2012, the Company signed an agreement for the sale of Jacada Nordic AB, a company organized under the laws of Sweden for nominal amount.